Lord Abbett Developing Growth Fund, Inc.

90 Hudson Street

Jersey City, New Jersey 07302-3973

January 23, 2017

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549-4720

Re:	Lord Abbett Developing Growth Fund, Inc. (the “Registrant”)
1933 Act File No. 002-62797
1940 Act File No. 811-02871

Ladies/Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please be advised that there are no changes to the prospectus and statement of additional information contained in Post-Effective Amendment No. 63 to the above-referenced Registrant’s Registration Statement on Form N-1A filed pursuant to Rule 485(b) with the U.S. Securities and Exchange Commission on January 13, 2017.

Any communications relating to this filing should be directed to the undersigned at (201) 827-2603.

Very truly yours,

/s/ Jessica Di Perna
Jessica Di Perna
Senior Paralegal
Lord, Abbett & Co. LLC